Earnings Per Share (Details) $ / shares in Units, shares in Thousands, $ in Thousands			12 Months Ended
		May 28, 2021	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
Reconciliation of the component parts of earnings per share [Abstract]
Net income | $			$ 75,234	$ 61,519	$ 52,452
Weighted average common shares (in shares)	[1]		19,131	19,259	19,301
Effect of dilutive common stock options (in shares)	[1]		2	4	2
Weighted average common shares including potential dilutive shares (in shares)	[1]		19,133	19,263	19,303
Basic EPS (in dollars per share) | $ / shares	[1],[2]		$ 3.93	$ 3.19	$ 2.72
Diluted EPS (in dollars per share) | $ / shares	[1],[2]		$ 3.93	$ 3.19	$ 2.72
Reverse stock split		0.2
Stock Options [Member]
Antidilutive Securities [Abstract]
Antidilutive stock options excluded from diluted earnings per share (in shares)			59	60

[1]	Share and per share amounts have been adjusted for all periods presented for the 1 for 5 reverse stock split which occurred on May 28, 2021.
[2]	All periods presented have been adjusted for the 1 for 5 reverse stock split which occurred on May 28, 2021.